Intangibles and other assets (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets	$ 21,173	$ 10,411
Other assets	15,764	5,384
Intangible assets other than goodwill	$ 5,409	$ 5,027